Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities
Schedule of financial liabilities

		Thousands of Euros
Financial liabilities	Reference	31/12/2023	31/12/2022
Non-current bonds	(a)	4,615,474	4,638,444
Senior secured debt	(b)	3,309,032	3,419,058
Other loans	(b)	445,249	336,530
Other non-current financial liabilities	(c)	814,069	887,707
Non-current financial derivatives	Note 30	11	4,003
Non-current lease liabilities	Note 8	1,004,227	914,588
Loan transaction costs		(154,458)	(239,768)
Total non-current financial liabilities		10,033,604	9,960,562

Current bonds	(a)	145,898	150,512
Senior secured debt	(b)	34,832	8,904
Other loans	(b)	699,211	477,065
Other current financial liabilities	(c)	115,566	113,680
Current financial derivatives	Note 30	10,133	733
Current lease liabilities	Note 8	107,101	102,356
Loan transaction costs		(89,127)	(57,564)
Total current financial liabilities		1,023,614	795,686

Schedule of detail of Senior Notes

Detail of Senior Notes at 31 December 2023 are as follows:

	Thousands of Euros
	Issue date	Company		Nominal value	Currency	Annual coupon	Maturity
	18/04/2017	Grifols, S.A.		1,000,000	Euros	3.20%	2025
Unsecured senior notes	05/10/2021	Grifols, S.A.	(*)	1,400,000	Euros	3.875%	2028
	05/10/2021	Grifols, S.A.	(*)	705,000	US Dollar	4.75%	2028

Secured senior notes	15/11/2019	Grifols, S.A.		770,000	Euros	2.25%	2027
	15/11/2019	Grifols, S.A.		905,000	Euros	1.625%	2025

(*)As a consecuence of the merge between Grifols Escrow Issuer, S.A. and Grifols, S.A. in 2023 (see note 2)

Schedule of details of movement in Senior Notes

	Thousands of Euros
	Opening
	outstanding balance	Exchange	Closing outstanding
	01/01/23	differences	balance 31/12/23
Senior unsecured corporate notes 2017	1,000,000	—	1,000,000
Senior secured corporate notes 2019	1,577,465	—	1,577,465
Senior unsecured corporate notes Euros 2021	1,400,000	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	660,979	(22,970)	638,009
	4,638,444	(22,970)	4,615,474

	Thousands of Euros
	Opening outstanding		Exchange	Closing outstanding
	balance 01/01/22	Repurchase	differences	balance 31/12/22
Senior unsecured corporate notes 2017	1,000,000	—	—	1,000,000
Senior secured corporate notes 2019	1,675,000	(97,535)	—	1,577,465
Senior unsecured corporate notes Euros 2021	1,400,000	—	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	622,462	—	38,517	660,979
	4,697,462	(97,535)	38,517	4,638,444

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

	Thousands of Euros
	31/12/2023	31/12/2022
Issue date	05/05/2023	04/05/2022
Maturity date	04/05/2024	04/05/2023
Nominal amount of promissory notes (Euros)	3,000	3,000
Interest rate	4.00%	3.00%
Promissory Notes subscribed	117,570	120,054
Buy-backs or redemptions	(1,842)	(1,938)
Interest pending accrual	(1,540)	(1,176)

Schedule of details of loans and borrowings

					Thousands of Euros
					31/12/2023		31/12/2022
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,242,210	1,360,000	1,255,285
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	2,343,896	2,066,822	2,343,896	2,163,773
Total senior debt					3,703,896	3,309,032	3,703,896	3,419,058

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	10,625	100,000	21,250
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	31,875	85,000	42,500
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	42,500	85,000	53,125
Total EIB Loan					270,000	85,000	270,000	116,875

Revolving Credit	US Dollars	SOFR + 1.5%	15/11/2019	15/11/2025	937,559	360,249	937,559	—
Total Revolving Credit					937,559	360,249	937,559	—

Other non-current loans	Euros	1.76% - Euribor + 6.70%			—	—	235,000	219,655
Loan transaction costs					—	(104,797)	—	(163,476)
Non-current loans and borrowings					4,911,455	3,649,484	5,146,455	3,592,112

					Thousands of Euros
					31/12/2023		31/12/2022
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	13,076	(*)	3,269
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	(*)	21,756	(*)	5,635
Total senior debt					—	34,832	—	8,904

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	(*)	10,625	(*)	10,625
Total EIB Loan					—	31,875	—	31,875
Other current loans		0.10% - Euribor + 6.70%			691,514	667,336	481,163	445,190
Loan transaction costs					—	(59,735)	—	(36,559)
Current loans and borrowings					691,514	674,308	481,163	449,410

(*) See amount granted under non-current debt

Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2023 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Thousands	Principal in		Principal in Thousands of
	Currency	of US Dollars	Thousands of Euros	Currency	Euros
Maturity
2024	US Dollars	24,058	21,756	Euros	13,076
2025	US Dollars	24,058	21,756	Euros	13,076
2026	US Dollars	24,058	21,756	Euros	13,076
2027	US Dollars	2,235,700	2,023,310	Euros	1,216,058
Total	US Dollars	2,307,874	2,088,578	Euros	1,255,286

Schedule of movement in the revolving credit facility

	Thousands of Euros
	31/12/2023	31/12/2022
Drawn opening balance	0	330,000
Drawdowns	1,501,207	591,537
Repayments	(1,131,565)	(916,958)
Translation differences	(9,393)	(4,579)
Drawn closing balance	360,249	0

Schedule of details of other financial liabilities

		Thousands of Euros
Other financial liabilities	Reference	31/12/2023	31/12/2022
Non-current debt with GIC (sovereign wealth fund in Singapore)	(i)	759,554	833,664
Non-current preferential loans		5,966	4,943
Other non-current financial liabilities	(ii)	48,549	49,100
Total other non-current financial liabilities		814,069	887,707

Current debt with GIC (sovereign wealth fund in Singapore)	(i)	81,384	86,284
Current preferential loans		1,536	1,633
Other current financial liabilities	(ii)	32,646	25,763
Total other current financial liabilities		115,566	113,680

Schedule of details of maturity of other financial liabilities

	Thousands of Euros
	31/12/2023	31/12/2022
Maturity at:
Up to one year	115,566	113,680
Two years	52,268	54,506
Three years	48,478	50,086
Four years	48,060	50,408
Five years	47,848	49,483
Over five years	617,415	683,224
	929,635	1,001,387

Schedule of changes in liabilities derived from financing activities

	Thousands of Euros
			Senior Secured
			debt & Other	Finance lease	Other financial
	Reference	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2021		2,709,515	3,468,385	733,499	115,313	7,026,712
New financing		2,126,979	329,555	—	829,937	3,286,471
Refunds		(114,480)	(266,659)	(82,692)	(3,507)	(467,338)
Interest accrued		100,948	130,327	35,786	2,165	269,226
Other movements		(33,920)	5,445	135,697	729	107,951
Interest paid/received		(64,031)	(91,089)	—	—	(155,120)
Business combinations	Note 3	—	—	—	(64,749)	(64,749)
Foreign exchange differences		18,523	131,084	51,434	3,047	204,088
Balance at 31 December 2021		4,743,534	3,707,048	873,724	882,935	10,207,241
New financing		112,557	990,537	—	16,448	1,119,542
Refunds		(217,058)	(944,386)	(104,287)	(15,685)	(1,281,416)
Interest accrued		176,317	206,901	43,640	84,586	511,444
Other movements		744	(744)	123,792	—	123,792
Interest paid/received		(150,595)	(156,461)	—	(43,331)	(350,387)
Business combinations	Note 3	(1,804)	121,597	30,290	31,016	181,099
Foreign exchange differences		27,965	117,029	49,785	50,154	244,933
Balance at December 31 2022		4,691,660	4,041,521	1,016,944	1,006,123	10,756,248
New financing		113,100	1,505,657	—	4,621	1,623,378
Refunds		(121,957)	(1,171,677)	(105,852)	(57,532)	(1,457,018)
Interest accrued		177,482	352,325	40,105	85,586	655,498
Other movements		—	—	184,186	3,221	187,407
Interest paid/received		(147,998)	(308,048)	—	(72,896)	(528,942)
Business combinations	Note 3	—	—	—	2,464	2,464
Foreign exchange differences		(29,971)	(95,983)	(24,055)	(31,808)	(181,817)
Balance at 31 December 2023		4,682,316	4,323,795	1,111,328	939,779	11,057,218